TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2012	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Financing liability of land from related party- current maturities	[1]		$ 1,746	$ 1,736
Long-term financing liability of land from a related party	[1]		6,723	6,994
Other loans	[2]		$ 4,440	$ 921
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Proceeds from financing leaseback		$ 10,900
Related party transaction, interest rate		6.28%

[1]	In September 2012, a financing leaseback of $10,900 related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.28% and is subject to adjustment for increases in the Israeli consumer price index.
[2]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders at that time CIOT and the Company, on a pro rata basis. Although the Company acquired CIOT ownership interest in Caesarstone Canada Inc. during December, 2018, the loan continues to bear interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25% (See also note 1e). The interest accrued on the loan is payable on a quarterly basis. Such loan is repaid in three equal annual installments commencing 2020.